Long-term investments, net - Equity securities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 23, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	May 31, 2022 USD ($) day $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)
Long-term investments
Other commitment		$ 6,000		$ 6,000
Equity securities		17,507		17,507	$ 728
Luminar Technologies, Inc
Long-term investments
Equity securities (in shares) | shares			2,030,374
Equity securities		$ 11,000	$ 12,588	11,000	728
Equity securities, annual amount				$ 717	$ 6,114
Lotus Technology Inc | Tech Lent Dream Smart
Long-term investments
Equity interest (as a percent)		100.00%		100.00%		100.00%
Luminar Technologies, Inc
Long-term investments
Other commitment			$ 15,000
Trading days | day			20
Ordinary shares, par value per share (in USD per share) | $ / shares			$ 0.0001
Lotus Technology Inc
Long-term investments
Number of shares issued in transaction (in shares) | shares	16,788,321
Share price (in USD per share) | $ / shares	$ 1.37
Consideration received	$ 23,000
Gain on sale of forward contract	$ 496
Remaining shares outstanding (in shares) | shares	4,379,562
Derivative asset fair value	$ 175
Unrealized loss				$ 143
Lotus Technology Inc | Tech Lent Dream Smart
Long-term investments
Aggregate principal amount		$ 42,979		$ 42,979		¥ 300,000
Debt instrument term		36 months
Lotus Technology Inc | Sale of Stock, Tranche One
Long-term investments
Number of shares issued in transaction (in shares) | shares	12,408,759
Consideration received	$ 17,000